Disclosure of detailed information about acquisition of royalties and streams (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Victoria [Member] | Eagle Gold Project [Member]
Statements Line Items
Installments		$ 19,600,000
Triggering Events	Funded pro rata to drawdowns under the subordinated debt facilities.	Funded pro rata to drawdowns under the subordinated debt facilities.
Falco [Member] | Horne 5 [Member] | First Installments [Member]
Statements Line Items
Installments	$ 25,000
Triggering Events	Closing of the Silver Stream agreement, net of any amounts owing by Falco to Osisko (Note 12).	Closing of the Silver Stream agreement, net of any amounts owing by Falco to Osisko (Note 12).
Falco [Member] | Horne 5 [Member] | Second Installments [Member]
Statements Line Items
Installments	$ 20,000
Triggering Events	Receipt of all necessary material third-party approvals, licenses, rights of way and surface rights on the property.	Receipt of all necessary material third-party approvals, licenses, rights of way and surface rights on the property.
Falco [Member] | Horne 5 [Member] | Third Installments [Member]
Statements Line Items
Installments	$ 35,000
Triggering Events	Receipt of all material construction permits, positive construction decision, and raising a minimum of $100.0 million in non-debt financing.	Receipt of all material construction permits, positive construction decision, and raising a minimum of $100.0 million in non-debt financing.
Falco [Member] | Horne 5 [Member] | Four Installments [Member]
Statements Line Items
Installments	$ 60,000
Triggering Events	Upon total projected capital expenditure having been demonstrated to be financed.	Upon total projected capital expenditure having been demonstrated to be financed.
Falco [Member] | Horne 5 [Member] | Five Installments [Member]
Statements Line Items
Installments	$ 40,000
Triggering Events	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).
Barkerville [Member] | Cariboo Gold project [Member]
Statements Line Items
Installments	$ 13,000,000
Triggering Events	Osisko has the option to acquire an additional 1% NSR royalty for $13.0 million.	Osisko has the option to acquire an additional 1% NSR royalty for $13.0 million.
Aquila Resources Inc [Member] | Back Forty Project [Member] | First Installments [Member]
Statements Line Items
Installments		$ 10,000
Triggering Events	Positive construction decision.	Positive construction decision.
Aquila Resources Inc [Member] | Back Forty Project [Member] | Second Installments [Member]
Statements Line Items
Installments		$ 30,000
Triggering Events	First drawdown on debt finance facility.	First drawdown on debt finance facility.